CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2016	Feb. 01, 2016	Oct. 01, 2015	Feb. 03, 2015	Jul. 07, 2014	Jan. 26, 2018	Jun. 29, 2017	Oct. 20, 2016	Mar. 21, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of debt discount														$ 1,460,225	$ 686,560
Original issuance discount										$ 11,250		$ 11,250		11,250	11,250
Interest rate					12.00%	8.00%
Cash balance										$ 577,010		$ 577,010		11,342	$ 92,455
Fair value of the derivatives liability														11,023,244
Dividend yield												0.00%
Expected volatility												135.18%
Weighted average risk-free interest rate												2.85%
Expected life												5 years 6 months
Non-cash interest expense												$ 9,363,244		$ 9,363,244
Common stock, shares issued						100,000				247,186,285		247,186,285		244,086,285	181,804,501
Reclassification of fair value of debt derivative at note modification													$ 30,806,073	$ 30,806,073
Maturity period									Dec. 16, 2016
Fair value of derivatives liability							$ 30,806,073			$ 11,023,244		11,023,244
Gain (loss) on change in fair value of derivative liability							12,217,004				$ 12,263,680		$ (15,897,993)	$ (15,962,822)	(2,673,948)
St. George Investments, LLC [Member]
Gain (Loss) on change of fair value of debt derivatives																$ 21,051
Fair value of the derivatives liability																$ 170,531
Dividend yield																0.00%
Expected volatility																148.92%
Estimated fair value																$ 0.0265
Minimum [Member]
Conversion price, percentage	10.00%
Hoppel/Vista Capital Promissory Notes payable [Member]
Original issuance discount								$ 20,000
Maturity period														180 days
Conversion price, percentage														60.00%
Common stock, per share														$ 0.025
Trading days														25 days
Aggregate purchase price														$ 13,662,000
Common stock, shares issued														800,000
Additional shares of common stock														250,000
Hoppel/Capital Vista Promissory Notes Payable [Member]
Convertible promissory note								220,000
Gross proceeds								$ 200,000
Maturity period								6 months
BICX Holding Company LLC [Member]
Gain (Loss) on change of fair value of debt derivatives							12,217,004
Convertible promissory note	$ 2,500,000
Maturity period	June 10, 2019
Interest rate	8.00%
Conversion price, percentage	25.00%
Common stock, per share	$ 0.019
Cash balance														$ 50,000
Aggregate principal amount, percentage	42.43%
Aggregate purchase price	$ 5,000,000
Principal amount	2,500,000													$ 2,500,000
Aggregate fair value embedded derivatives							$ 30,806,073
Dividend yield							0.00%							0.00%
Expected volatility							169.77%
Weighted average risk-free interest rate							1.38%
Expected life							1 year 11 months 12 days
Estimated fair value							$ 0.108
Reclassification of fair value of debt derivative at note modification							$ 30,806,073
BICX Holding Company LLC [Member] | Minimum [Member]
Aggregate purchase price	1,660,000
Expected volatility														167.85%
Weighted average risk-free interest rate														1.26%
Expected life														2 years 2 months 16 days
Estimated fair value														$ 0.09
BICX Holding Company LLC [Member] | Maximum [Member]
Aggregate purchase price	$ 4,160,000
Expected volatility														168.32%
Weighted average risk-free interest rate														1.37%
Expected life														2 years 2 months 30 days
Estimated fair value														$ 0.1122
Iconic Holdings, LLC [Member]
Convertible promissory note		$ 88,000
Gross proceeds		79,200												$ 96,170
Original issuance discount		$ 8,800
Maturity period		one year												90 days
Debt convertible conversion description

The Company, at its sole discretion, has an option to repay the Iconic note within 90 days of the effective date at a rate of 110% of unpaid principal or 135% from 91-180 days of effective date. After 180 days, the note may not be prepaid without the consent of the holder.

The Note is convertible after 180 days into shares of the Company’s common stock at a conversion price equal to 60% discount to the lowest closing price of the common stock for the 10 trading days immediately prior the conversion date.

Fair value of the derivatives liability														$ 96,170	$ 88,484
Dividend yield														0.00%	0.00%
Expected volatility														150.09%	164.09%
Weighted average risk-free interest rate														0.47%	0.48%
Expected life														1 year	8 months 2 days
Estimated fair value														$ 0.0121	$ 0.0166
Non-cash interest expense														$ 21,722
St. George Investments, LLC [Member]
Convertible promissory note			$ 85,000
Gross proceeds			70,500											$ 105,988
Original issuance discount			$ 7,500
Maturity period			one year											120 days
Debt convertible conversion description

The Company may repay the Note at any time on or before 120 days from issuance. If unpaid at 120 days, a one-time interest charge of 12% shall be applied to the outstanding balance. After 120 days the Company can repay only with the consent of the lender at 125% allowed to repay.

The Note is convertible 120 days from issuance date at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.

Trading days														25 days
Fair value of the derivatives liability			$ 105,988												$ 112,673
Dividend yield			0.00%												0.00%
Expected volatility			146.21%												147.99%
Weighted average risk-free interest rate			0.31%												0.41%
Expected life			1 year												8 months 9 days
Estimated fair value			$ 0.0391												$ 0.027
Non-cash interest expense														$ 35,488
St. George Investments, LLC [Member] | Minimum [Member]
Weighted average risk-free interest rate																0.65%
Expected life																9 months
St. George Investments, LLC [Member] | Maximum [Member]
Weighted average risk-free interest rate																1.06%
Expected life																1 year 8 months 19 days
JMJ Financial [Member]
Outstanding notes paid off amount															$ 35,000	$ 75,000
Convertible promissory note				$ 250,000
Gross proceeds				225,000										$ 239,511
Original issuance discount				$ 25,000												11,000
Maturity period				two years										120 days
Interest rate														12.00%
Debt convertible conversion description

The Notes earn an interest rate of 12% per annum after four months of each advance and are convertible six months after the issuance date of each advance at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.

Trading days														25 days
Aggregate principal amount, percentage														125.00%
Principal amount																121,000
Advanced by holder																110,000
Fair value of the derivatives liability														$ 239,511	$ 61,113	$ 158,959
Dividend yield														0.00%	0.00%	0.00%
Expected volatility															148.16%
Weighted average risk-free interest rate															0.99%
Expected life														2 years	1 year 8 months 12 days
Estimated fair value															$ 0.027
Non-cash interest expense																$ 134,554
JMJ Financial [Member] | Minimum [Member]
Expected volatility														144.83%		148.32%
Weighted average risk-free interest rate														0.52%		0.60%
Expected life																1 year 6 months 29 days
Estimated fair value														$ 0.049		$ 0.04
JMJ Financial [Member] | Maximum [Member]
Expected volatility														172.85%		151.27%
Weighted average risk-free interest rate														0.70%		0.68%
Expected life																1 year 8 months 2 days
Estimated fair value														$ 0.093		$ 0.05